Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	$ (20,143)	$ (15,184)	$ (57,480)	$ (45,445)
Retained Earnings (Accumulated Deficit), Ending Balance	(332,484)		(332,484)		$ (277,818)
Net Cash Provided by (Used in) Operating Activities, Total			(30,324)	$ (36,783)
Net Current Assets	76,111		76,111
Cash, Cash Equivalents, and Short-term Investments, Total	91,600		91,600
Debt Securities, Trading, Unrealized Gain	105		105
Debt Securities, Available-for-sale, Amortized Cost, Total	1,645		1,645
Debt Securities, Available-for-sale, Allowance for Credit Loss, Ending Balance	0		0
Other-than-temporary Impairment Loss, Debt Securities, Available-for-sale, Total			0
Contract with Customer, Asset, after Allowance for Credit Loss, Total	0		0
Long-term Debt, Excluding Current Maturities, Total	$ 0		0		2,167
Long-term Debt, Fair Value					$ 2,136
Product [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total			$ 0